Business Acquisitions - Schedule of Intangible Assets Acquired (Details)	6 Months Ended
Jun. 30, 2018 USD ($)
Total intangible assets subject to amortization	$ 1,591,507
Useful life of intangible assets	3 years
Non-Compete Agreement [Member]
Total intangible assets subject to amortization	$ 1,591,507